Document and Entity Information	Nov. 15, 2022
Prospectus:
Document Type	497
Document Period End Date	Nov. 15, 2022
Entity Registrant Name	AIM SECTOR FUNDS (INVESCO SECTOR FUNDS)
Entity Central Index Key	0000725781
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Nov. 15, 2022
Document Effective Date	Nov. 15, 2022
Prospectus Date	Aug. 26, 2022